Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Shareholders' Equity
16.	SHAREHOLDERS’ EQUITY

16.1 Outstanding shares

The authorized share capital of the Company is Euro 1,810 million consisting of 1,200,000,000 common shares and 540,000,000 preference shares, each with a nominal value of €1.04. As at December 31, 2017 the number of shares of common stock issued was 911,110,420 shares (911,030,420 at December 31, 2016).

As of December 31, 2017 the number of shares of common stock outstanding was 896,590,286 (883,410,506 at December 31, 2016).

16.2 Preference shares

The 540,000,000 preference shares, when issued, will entitle a holder to full voting rights and to a preferential right to dividends and distributions upon liquidation.

On January 22, 2007, an option agreement was concluded between the Company and Stichting Continuïteit ST. This option agreement provides for the issuance of 540,000,000 preference shares. The Foundation can acquire preference shares upon payment of at least 25% of the par value of the preference shares to be issued in the event of actions which the board of the Foundation determines would be contrary to our interests, our shareholders and our other stakeholders and which in the event of a creeping acquisition or offer for our common shares are not supported by our Managing Board and Supervisory Board. The preference shares may remain outstanding for no longer than two years.

In October 2016, the Company extended for another 10-year period the existing option agreement with Stichting Continuiteït ST.

There were no preference shares issued as of December 31, 2017 and December 31, 2016 respectively.

16.3 Treasury stock

Following the authorization by the Supervisory Board, announced on April 2, 2008, the Company acquired 29.5 million shares of its common stock in 2008, reflected at cost, as a reduction of the parent company stockholders’ equity. Pursuant to a resolution passed at the shareholders’ meeting held on June 13, 2014, the Company repurchased 20.0 million shares of its common stock in 2014 under the buy-back program, reflected at cost, as a reduction of the parent company stockholders’ equity. Additionally, pursuant to a resolution passed at the shareholders’ meeting held on June 20, 2017 and announced on June 22, 2017, the Company repurchased 18.6 million shares of its common stock for a total of $297 million under the share buy-back program, reflected at cost, as a reduction of the parent company stockholders’ equity.

In the second half of 2017, the Company delivered 26.8 million shares from its treasury shares following the conversion of the Tranche A and Tranche B of the convertible bonds issued on July 3, 2014.

The treasury shares have been designated for allocation under the Company’s share based remuneration programs of unvested shares. As of December 31, 2017, 40,198,271 of these treasury shares were transferred to employees under the Company’s share based remuneration programs, of which 4,897,965 in the year ended December 31, 2017.

As of December 31, 2017, the Company owned a number of treasury shares equivalent to 14,520,134 compared to 27,619,914 as of December 31, 2016.

16.4 Unvested share awards for the Supervisory Board

On an annual basis and until the year 2012, the Compensation Committee (on behalf of the Supervisory Board and with its approval) used to grant stock-based awards (the options to acquire common shares in the share capital of the Company) to the members and professionals of the Supervisory Board (“The Supervisory Board Plan”). The awards were granted at the nominal value of the share of €1.04 (exercise price of the option). The options granted under the Supervisory Board Plan vest and become exercisable immediately, while the shares resulting from these awards vest and therefore become available for trade evenly over three years (one third every year), with no market, performance or service conditions.

The table below summarizes grants under the outstanding stock award plans as authorized by the Compensation Committee:

Year of grant	Options granted and vested	Options waived at grant
2005	66,000	(15,000)
2006	66,000	(15,000)
2007	165,000	(22,500)
2008	165,000	(22,500)
2009	165,000	(7,500)
2010	172,500	(7,500)
2011	172,500	(30,000)
2012	180,000	(22,500)
2013	No options granted
2014	No options granted
2015	No options granted
2016	No options granted
2017	No options granted

A summary of the options’ activity by plan for the years ended December 31, 2017 and December 31, 2016 is presented below:

Year of grant	Outstanding as of 31.12.2015	Exercised	Expired / Cancelled	Outstanding as of 31.12.2016	Exercised	Expired / Cancelled	Outstanding as of 31.12.2017
2006	3,000	(3,000)	—	—	—	—	—
2007	19,500	(12,000)	—	7,500	(7,500)	—	—
2008	39,000	(15,000)	—	24,000	(7,500)	—	16,500
2009	45,000	(10,000)	—	35,000	(12,500)	—	22,500
2010	45,000	—	—	45,000	(15,000)	—	30,000
2011	82,500	(15,000)	—	67,500	(15,000)	—	52,500
2012	95,000	(7,500)	—	87,500	(22,500)	—	65,000

The total intrinsic value of options exercised during the year 2017 amounted to $1 million compared to less than $1 million for the year 2016 and $1 million for the year 2015. The total intrinsic value of options outstanding as of December 31, 2017 amounted to $4 million.

At the Company’s Annual General Meeting of Shareholders held on 21 June 2013, it was resolved to abolish and terminate the stock-based compensation for the Supervisory Board members and professionals.

16.5 Unvested share awards for the employees

On an annual basis, the Compensation Committee (on behalf of the Supervisory Board and with its approval) grants stock-based awards to the senior executives along with selected employees (the “Employee Plan”). The awards are granted for services under the Employee Plan. There are two types of unvested shares: (1) shares granted to employees, which are subject only to service conditions and vest over the requisite service period, and (2) shares granted to senior executives, whose vesting is subject to performance conditions. For the plans 2013, 2014, 2015 and 2017, the performance conditions consisted of two external targets (sales evolution and operating income compared to a basket of competitors) weighting for two third of the total number of awards granted and of one internal target (cash flow compared to budget for the plans 2013 and 2014 and return on net assets compared to budget for the plans 2015 and 2017), weighting for one third of the total number of awards granted. For the plan 2016, the performance conditions consisted of two external targets (sales evolution and operating income compared to a basket of competitors) weighting for 80% of the total number of awards granted and of two internal targets (days of sales outstanding compared to the budget and return on net assets compared to budget), weighting for 20% of the total number of awards granted. All the awards vest over a three year service period (32% as of the first anniversary of the grant, 32% as of the second anniversary of the grant and 36% as of the third anniversary of the grant). In addition, in 2013, 2014, 2015 and 2016 there was a Special Bonus granted to the Company’s CEO.

The table below summarizes grants under the outstanding stock award plans as authorized by the Compensation Committee:

Date of grant	Plan name	Number of shares granted	Number of shares waived	Number of shares lost on performance conditions
July 22, 2013	2013 CEO Special Bonus	63,848	—	—
July 22, 2014	2014 CEO Special Bonus	34,483	—	—
July 22, 2014	2014 Employee Plan	6,458,435	—	(1,939,222)
December 18, 2014	2014 Employee Plan	500,775	—	(31,332)
March 24, 2015	2015 CEO Special Bonus	53,369	—	—
July 27, 2015	2015 Employee Plan	6,591,200	—	(1,961,886)
December 15, 2015	2015 Employee Plan	370,920	—	(29,078)
April 26, 2016	2016 CEO Special Bonus	69,165	—	—
July 26, 2016	2016 Employee Plan	6,621,100	—	(1,628,376)
December 19, 2016	2016 Employee Plan	376,800	—	(53,900)
July 25, 2017	2017 Employee Plan	7,634,475	—	( *)
December 22, 2017	2017 Employee Plan	347,160	—	( *)

(*)	As at December 31, 2017, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board.

A summary of the unvested share activity by plan for the year ended December 31, 2017 is presented below:

Unvested Shares	Unvested as at December 31, 2016	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Unvested as at December 31, 2017
2013 CEO Special Bonus	7,095	—	—	—	(7,095)	—
2014 CEO Special Bonus	11,495	—	—	—	(11,495)	—
2014 Employee Plan	1,611,453	—	(7,253)	—	(1,604,200)	—
2015 CEO Special Bonus	35,579	—	—	—	(17,790)	17,789
2015 Employee Plan	3,170,739	—	(24,694)	—	(1,515,261)	1,630,784
2016 CEO Special Bonus	—	69,165	—	—	(23,055)	46,110
2016 Employee Plan	6,974,420	—	(62,179)	(1,682,276)	(1,717,119)	3,512,846
2017 Employee Plan	—	7,981,635	(32,175)	—	(1,950)	7,947,510

Total	11,810,781	8,050,800	(126,301)	(1,682,276)	(4,897,965)	13,155,039

The grant date fair value of unvested shares granted to the CEO under the 2013 CEO Special Bonus Plan was $9.35. On the 2013 CEO Special Bonus Plan, the fair value of the unvested shares granted reflected the market price of the shares at the date of the grant.

The grant date fair value of unvested shares granted to the CEO under the 2014 CEO Special Bonus Plan was $9.35. On the 2014 CEO Special Bonus Plan, the fair value of the unvested shares granted reflected the market price of the shares at the date of the grant.

The grant date weighted average fair value of unvested shares granted to employees under the 2014 Employee Plan was $9.23. On March 24, 2015, the Compensation Committee approved the statement that with respect to the shares subject to performance conditions, one performance condition was fully met. Consequently, the compensation expense recorded on the 2014 Employee Plan reflects the statement that — for the portion of shares subject to performance conditions — one third of the awards granted will fully vest, as far as the service condition is met.

The grant date fair value of unvested shares granted to the CEO under the 2015 CEO Special Bonus Plan was $9.78. On the 2015 CEO Special Bonus Plan, the fair value of the unvested shares granted reflected the market price of the shares at the date of the grant.

The grant date fair value of unvested shares granted to employees under the 2015 Employee Plan was $7.62. On April 26, 2016, the Compensation Committee approved the statement that with respect to the shares subject to performance conditions, one performance condition was fully met. Consequently, the compensation expense recorded on the 2015 Employee Plan reflects the statement that — for the portion of shares subject to performance conditions — one third of the awards granted will fully vest, as far as the service condition is met.

The grant date fair value of unvested shares granted to the CEO under the 2016 CEO Special Bonus Plan was $5.36. On the 2016 CEO Special Bonus Plan, the fair value of the unvested shares granted reflected the market price of the shares at the date of the grant.

The grant date weighted average fair value of unvested shares granted to employees under the 2016 Employee Plan was $6.37. On March 31, 2017, the Compensation Committee approved the statement that with respect to the shares subject to performance conditions, two performance conditions were fully met. Consequently, the compensation expense recorded on the 2016 Employee Plan reflects the statement that — for the portion of shares subject to performance conditions — 45% of the awards granted, representing the weight of the two performance conditions met, will fully vest, as far as the service condition is met.

The grant date weighted average fair value of unvested shares granted to employees under the 2017 Employee Plan was $16.52. Moreover, for the portion of the shares subject to performance conditions (3,478,585 shares) the Company estimates the number of awards expected to vest by assessing the probability of achieving the performance conditions. At December 31, 2017, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board. However, the Company has estimated that 100% of the awards subject to performance conditions are expected to vest. Consequently, the compensation expense recorded for the 2017 Employee Plan reflects the vesting of 100% of the awards granted with performance conditions, subject to the service condition being met. The assumption of the expected number of awards to be vested upon achievement of the performance conditions is subject to changes based on the final measurement of the conditions, which is expected to occur in the first half of 2018.

The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2017, December 31, 2016 and December 31, 2015:

	December 31, 2017	December 31, 2016	December 31, 2015
Cost of sales	12	7	7
Selling, general and administrative	31	17	17
Research and development	18	14	14

Total pre-payroll tax and social contribution compensation	61	38	38

The fair value of the shares vested in 2017 was $38 million compared to $42 million for 2016 and $35 million for 2015.

Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory was $3 million as of December 31, 2017, compared to $2 million as of December 31, 2016 and 2015. As of December 31, 2017 there was $102 million of total unrecognized compensation cost related to the grant of unvested shares, which is expected to be recognized over a weighted average period of approximately 10 months.

The total deferred income tax benefit recognized in the consolidated statements of income related to unvested share-based compensation expense amounted to $3 million, $2 million and $2 million for the years ended December 31, 2017, 2016 and 2015, respectively.

16.6 Accumulated other comprehensive income (loss) attributable to parent company stockholders

The table below details the changes in AOCI attributable to the company’s stockholders by component, net of tax, for the years ended December 31, 2017, 2016 and 2015:

	Gains (Losses) on Cash Flow Hedges	Gains (Losses) on Available- For-Sale Securities	Defined Benefit Pension Plan Items	Foreign Currency Translation Adjustments (“CTA”)	Total
December 31, 2014	(76)	2	(170)	813	569

Cumulative tax impact	—	—	44	—	44

December 31, 2014, net of tax	(76)	2	(126)	813	613

OCI before reclassifications	(117)	—	(2)	(202)	(321)
Amounts reclassified from AOCI	170	—	12	(10)	172
OCI for the year ended December 31, 2015	53	—	10	(212)	(149)
Cumulative tax impact	—	—	(4)	—	(4)
OCI for the year ended December 31, 2015, net of tax	53	—	6	(212)	(153)

December 31, 2015	(23)	2	(160)	601	420

Cumulative tax impact	—	—	40	—	40

December 31, 2015, net of tax	(23)	2	(120)	601	460

OCI before reclassifications	(33)	—	(25)	(57)	(115)
Amounts reclassified from AOCI	9	—	15	—	24
OCI for the year ended December 31, 2016	(24)	—	(10)	(57)	(91)
Cumulative tax impact	—	—	2	—	2
OCI for the year ended December 31, 2016, net of tax	(24)	—	(8)	(57)	(89)

December 31, 2016	(47)	2	(170)	544	329

Cumulative tax impact	—	—	42	—	42

December 31, 2016, net of tax	(47)	2	(128)	544	371

OCI before reclassifications	122	(2)	(6)	224	338
Amounts reclassified from AOCI	(30)	—	10	—	(20)
OCI for the year ended December 31, 2017	92	(2)	4	224	318
Cumulative tax impact	—	—	(1)	—	(1)
OCI for the year ended December 31, 2017, net of tax	92	(2)	3	224	317

December 31, 2017	45	—	(166)	768	647

Cumulative tax impact	—	—	41	—	41

December 31, 2017, net of tax	45	—	(125)	768	688

Items reclassified out of Accumulated Other Comprehensive Income for the years ended December 31, 2017, 2016 and 2015 are listed in the table below:

Details about AOCI components	Amounts reclassified from AOCI in the year ended December 31, 2017	Amounts reclassified from AOCI in the year ended December 31, 2016	Amounts reclassified from AOCI in the year ended December 31, 2015	Affected line item in the statement where net income (loss) is presented
Gains (Losses) on Cash Flow Hedges
Foreign exchange derivative contracts	16	(7)	(105)	Cost of sales
Foreign exchange derivative contracts	3	—	(14)	Selling, general and administrative
Foreign exchange derivative contracts	11	(2)	(51)	Research and development
	—	—	—	Income tax benefit (expense)

	30	(9)	(170)	Net of tax

Defined Benefit Pension Plan Items
Amortization of actuarial gains (losses)	(1)	(1)	—	Cost of sales
Amortization of actuarial gains (losses)	(4)	(8)	(5)	Selling, general and administrative
Amortization of actuarial gains (losses)	(5)	(6)	(6)	Research and development
Amortization of prior service cost	—	—	(1)	Research and development
	2	4	4	Income tax benefit (expense)

	(8)	(11)	(8)	Net of tax

Foreign currency translation adjustment
Realized gain on disposal of investments	—	—	10	Income (loss) on equity-method investments
	—	—	—	Income tax benefit (expense)

	—	—	10	Net of tax

Total reclassifications for the year	22	(20)	(168)

Attributable to noncontrolling interest	—	—	—

Attributable to the Company’s stockholders	22	(20)	(168)

16.7 Dividends

The Annual General Meeting of Shareholders held on June 20, 2017 authorized the distribution of a cash dividend of $0.24 per outstanding share of the Company’s common stock, to be distributed in quarterly installments of $0.06 in each of the second, third and fourth quarters of 2017 and first quarter of 2018. The amount of $53 million corresponding to the first installment, $53 million corresponding to the second installment and $47 million corresponding to the third installment were paid as of December 31, 2017. The remaining portion of the third installment amounting to $7 million and the last installment of $53 million are presented in the line “Dividends payable to stockholders” in the consolidated balance sheet as of December 31, 2017.

The Annual General Meeting of Shareholders held on May 25, 2016 authorized the distribution of a cash dividend of $0.24 per outstanding share of the Company’s common stock, to be distributed in quarterly installments of $0.06 in each of the second, third and fourth quarters of 2016 and first quarter of 2017. The amount of $53 million corresponding to the first installment, $53 million corresponding to the second installment and $47 million corresponding to the third installment were paid as of December 31, 2016. The remaining portion of the third installment amounting to $6 million and the fourth installment of $53 million were paid in the first half of 2017.

The Annual General Meeting of Shareholders held on May 27, 2015 authorized the distribution of a cash dividend of $0.40 per outstanding share of the Company’s common stock, to be distributed in quarterly installments of $0.10 in each of the second, third and fourth quarters of 2015 and first quarter of 2016. The amount of $88 million corresponding to the first installment, $88 million corresponding to the second installment and $78 million corresponding to the third installment were paid during 2015. The remaining portion of $9 million related to the third installment and the fourth installment of $88 million were paid in the first half of 2016.

The Supervisory Board held on December 4, 2014 authorized the distribution of a semi-annual cash dividend per common share of $0.10 in the fourth quarter of 2014 and $0.10 in the first quarter of 2015, to be distributed in December 2014 and March 2015, respectively. The first installment of $87 million was paid in December 2014 and January 2015. The second installment of $87 million was paid in the first half of 2015.